Miller Income Fund
Schedule of Investments (Unaudited)
June 30, 2022

SECURITY			SHARES	VALUE
COMMON STOCKS - 71.6%

CONSUMER DISCRETIONARY - 8.1%
Diversified Consumer Services - 3.0%
H&R Block Inc.			154,500	$5,456,940
Specialty Retail - 5.1%
Buckle Inc/The			120,000	3,322,800
Chico's FAS Inc. *			1,180,900	5,869,073
Total Specialty Retail				9,191,873
TOTAL CONSUMER DISCRETIONARY				14,648,813

CONSUMER STAPLES - 3.9%
Tobacco - 3.9%
British American Tobacco Plc			165,000	7,069,075
TOTAL CONSUMER STAPLES				7,069,075

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Alliance Resource Partners LP			350,000	6,380,500
Chesapeake Energy Corp.			50,000	4,055,000
TOTAL ENERGY				10,435,500

FINANCIALS - 20.0%
Banks - 1.4%
Citigroup Inc.			55,000	2,529,450
Sberbank of Russia PJSC - ADR			633,000	–
Total Banks				2,529,450
Capital Markets - 9.6%
Apollo Global Management Inc.			85,000	4,120,800
Artisan Partners Asset Management Inc.			55,000	1,956,350
B Riley Financial, Inc.			80,000	3,380,000
Lazard Ltd., Class A Shares			137,200	4,446,652
Sculptor Capital Management Inc.			422,400	3,527,040
Total Capital Markets				17,430,842
Consumer Finance - 3.8%
OneMain Holdings Inc.			182,700	6,829,326
Diversified Financial Services - 3.0%
Jackson Financial, Inc.			208,000	5,564,000
Thrifts & Mortgage Finance - 2.2%
Home Point Capital Inc.			1,014,045	3,975,057
TOTAL FINANCIALS				36,328,675

HEALTH CARE - 9.1%
Pharmaceuticals - 9.1%
Organon & Co.			215,000	7,256,250
Viatris Inc.			885,000	9,265,950
TOTAL HEALTH CARE				16,522,200

INDUSTRIALS - 7.2%
Commercial Services & Supplies - 7.2%
Pitney Bowes Inc.			1,210,000	4,380,200
Public Policy Holding Co, Inc.			4,120,025	7,447,732
Quad/Graphics Inc.*			477,800	1,313,950
TOTAL INDUSTRIALS				13,141,882

SECURITY			SHARES	VALUE

MATERIALS - 11.8%
Chemicals - 4.7%
Chemours Co/The			265,000	$8,485,300
Construction Materials - 2.9%
HeidelbergCement AG			111,000	5,332,244
Metals & Mining - 4.2%
Alrosa PJSC			2,978,100	–
Vale SA - ADR			525,000	7,680,750
Total Metals & Mining				7,680,750
TOTAL MATERIALS				21,498,294

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.8%
CTO Realty Growth, Inc.			95,000	5,806,400
GEO Group Inc/The *			300,000	1,980,000
Simon Property Group, Inc.			29,000	2,752,680
TOTAL REAL ESTATE				10,539,080

TOTAL COMMON STOCKS (Cost - $151,119,044)				130,183,519
	RATE
PREFERRED STOCKS - 1.3%
INFORMATION TECHNOLOGY - 1.3%
Software - 1.3%
Greenidge Generation Holdings, Inc.	8.500%		162,899	2,381,584
TOTAL PREFERRED STOCKS (Cost - $4,052,163)				2,381,584

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS - 1.0%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
SmileDirectClub, Inc. (a)*		2/1/26	$3,500,000	606,893

INFORMATION TECHNOLOGY - 0.7%
Software - 0.7%
MicroStrategy Inc.	0.750%	12/15/25	1,900,000	1,186,318
TOTAL CONVERTIBLE BOND (Cost - $3,806,337)				1,793,211

CORPORATE BONDS - 24.2%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
Lumen Technologies Inc.	7.600%	9/15/39	7,500,000	5,925,000
TOTAL COMMUNICATION SERVICES				5,925,000

CONSUMER DISCRETIONARY - 4.6%
Specialty Retail - 4.6%
Bed Bath & Beyond Inc.	5.165%	8/1/44	8,509,000	1,850,707
Carvana Co. (a)	10.250%	5/1/30	8,000,000	6,520,000
TOTAL CONSUMER DISCRETIONARY				8,370,707

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

ENERGY - 0.4%
Oil & Gas Refining - 0.4%
PBF Holding Co LLC / PBF Finance Corp.	7.250%	6/15/25	$700,000	$656,250
TOTAL ENERGY				656,250

HEALTH CARE - 6.2%
Pharmaceuticals - 6.2%
Columbia Care, Inc.	9.500%	2/3/26	10,000,000	10,025,000
Endo Finance LLC (a)	6.000%	6/30/28	15,352,000	1,266,540
TOTAL HEALTH CARE				11,291,540

INDUSTRIALS - 3.8%
Commercial Services & Supplies - 3.8%
Pitney Bowes Inc. (a)	7.250%	3/15/29	9,100,000	6,916,000
TOTAL INDUSTRIALS				6,916,000

INFORMATION TECHNOLOGY - 2.0%
Software - 2.0%
MicroStrategy, Inc. (a)	6.125%	6/15/28	4,500,000	3,608,438
TOTAL INFORMATION TECHNOLOGY				3,608,438

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
GEO Group Inc/The	5.875%	10/15/24	8,050,000	7,265,125
TOTAL REAL ESTATE				7,265,125
TOTAL CORPORATE BONDS (Cost - $60,451,250)				44,033,060

RIGHTS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources Escrow Position *			11,195	-
TOTAL RIGHTS (Cost - $0)				-

TOTAL INVESTMENTS - 98.1% (Cost - $219,428,794)				178,391,374
Other Assets in Excess of Liabilities - 1.9%				3,489,093
TOTAL NET ASSETS - 100.0%				181,880,467

ADR - American Depositary Receipt
PJSC - Public Joint-Stock Company
PLC - Public Limited Company
LP - Limited Partnership
* Non-income producing security.

(a) Security was purchased to rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.  At June 30, 2022, the value of these securities totaled $18,917,871 or 10.4% of net assets.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments (unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of June 30, 2022:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Investments (a)
Common Stocks	$130,183,519	$-	$-	$130,183,519
Preferred Stocks	2,381,584	-	-	2,381,584
Convertible Bond	-	1,793,211	-	1,793,211
Corporate Bonds	-	44,033,060	-	44,033,060
Total Investments	$132,565,103	$45,826,271	$-	$178,391,374

(a) See Schedule of Investments for additional detailed categorizations.